Stock Based Compensation - Weighted Average Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 3 months 18 days
Expected volatility	25.50%
Risk-free rate	2.00%
Dividend yield	5.30%